Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 44,111	$ 45,956	$ 377,052
Less: Short-term debt			(34,548)
Total Long-term debt	44,111	45,956	342,504
3.5% senior notes due in 2020 [Member]
Debt Instrument [Line Items]
Short Term Debt			34,548
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 44,111	$ 45,956	86,371
2.5% Convertible bonds due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt			193,643
2.5% Non convertible bonds due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt			$ 62,490